Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management [Abstract]
Disclosure of maturity analysis for financial liabilities
The Group’s financial liabilities, based on the contractual undiscounted cash flows are as follows:

	Within the first year	In the second year	In the third to fifth year	Over the fifth year	Total
	US$ in millions
At December 31, 2018
Senior Notes principal	$—	$—	$1,800	$3,700	$5,500
Senior Notes interest	277	277	833	698	2,085
Finance lease liabilities on leasehold interests in land	8	5	16	312	341
Other finance lease liabilities	2	2	1	—	5
Trade and other payables	1,546	22	55	12	1,635
At December 31, 2017
Bank borrowings	$182	$243	$4,440	$—	$4,865
Finance lease liabilities on leasehold interests in land	5	5	16	318	344
Other finance lease liabilities	2	1	2	—	5
Trade and other payables	1,196	26	47	3	1,272

Disclosure of capital risk management

	December 31,
	2018	2017
	US$ in millions
Interest bearing borrowings, net of deferred financing costs	$5,427	$4,275
Less: cash and cash equivalents	(2,676)	(1,239)
restricted cash and cash equivalents	(13)	(11)
Net debt	2,738	3,025
Total equity	4,409	4,538
Total capital	$7,147	$7,563
Gearing ratio	38.3%	40.0%